EXPLANATORY NOTE

The sole purpose of this filing is to file as an exhibit to the Trust’s registration statement, supplemental risk/return information in interactive data format for the following series of the Trust: City National Rochdale Government Money Market Fund, City National Rochdale Prime Money Market Fund, City National Rochdale California Tax Exempt Money Market Fund, City National Rochdale Limited Maturity Fixed Income Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale Full Maturity Fixed Income Fund, City National Rochdale High Yield Bond Fund, City National Rochdale Multi-Asset Fund, City National Rochdale U.S. Core Equity Fund, City National Rochdale Diversified Equity Fund, and City National Rochdale Socially Responsible Equity Fund.

Bingham McCutchen LLP
2020 K Street, NW
Washington, DC 20006-1806
Tel: 202.373.6000
Fax: 202.373.6001
www.bingham.com

September 27, 2013

VIA EDGAR

US Securities and Exchange Commission
100 F Street, NE
Washington, DC  2054

Re:	City National Rochdale Funds (File Nos. 333-16093 and 811-07923)
Filing Pursuant to Rule 497 under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of our client, City National Rochdale Funds (the “Trust”), we are filing, pursuant to Rule 497 under the Securities Act of 1933, revised risk/return summary information in interactive data format for the following series of the Trust: City National Rochdale Government Money Market Fund, City National Rochdale Prime Money Market Fund, City National Rochdale California Tax Exempt Money Market Fund, City National Rochdale Limited Maturity Fixed Income Fund, City National Rochdale Government Bond Fund, City National Rochdale Corporate Bond Fund, City National Rochdale California Tax Exempt Bond Fund, City National Rochdale Full Maturity Fixed Income Fund, City National Rochdale High Yield Bond Fund, City National Rochdale Multi-Asset Fund, City National Rochdale U.S. Core Equity Fund, City National Rochdale Diversified Equity Fund, and City National Rochdale Socially Responsible Equity Fund.

Please contact me at (202) 373-6046 with your questions or comments.

Sincerely,

/s/ Amanda R. Goodhart
Amanda R. Goodhart